Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings (Loss) Per Share [Member]
Schedule of computation of basic and diluted loss per common share
	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$322,005	$(527,427)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	25,287,887

Earnings per share
Net income (loss) per share - Basic and Diluted	$0.01	$(0.02)